Borrowings (Details Textual) ¥ in Thousands	1 Months Ended																							12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	May 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Nov. 30, 2013	Apr. 30, 2013 USD ($)	May 31, 2012 CNY (¥)	Mar. 31, 2012 CNY (¥)	Nov. 30, 2011 CNY (¥)	Oct. 31, 2011 CNY (¥)	May 31, 2011 CNY (¥)	May 31, 2010 CNY (¥)	Dec. 31, 2008 CNY (¥)	Dec. 31, 2008 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Mar. 31, 2012 USD ($)	May 31, 2011 USD ($)
Debt Instrument, Face Amount | $																											$ 65.7
Debt Instrument, Periodic Payment, Principal									¥ 50		$ 10,000,000													¥ 99,089	$ 14,412,000
Long-term Debt, Current Maturities																								¥ 378,153			55,000,000				¥ 175,000
Current Debt Weighted Average Interest Rate																								4.77%	4.77%	4.91%
Long-term Debt, Excluding Current Maturities																								¥ 796,857		¥ 920,292	115,898,000
Short-term Debt																								¥ 10,685,576		10,407,007	1,554,153,000
Maixmum Percentage of Debt To Asset Ratio																								80.00%	80.00%
Minimum Percentage of Debt To Asset Ratio																								80.00%	80.00%
Debt Instrument, Interest Rate Terms																				Based on the second amendment of the loan agreement entered into in June 2016, total loan of RMB 164,300 and interest due in May 2016 was extended to May 2017. Based on the third amendment of the loan agreement entered into in November 2017, total loan of RMB 164,300 and interest due in May 2017 was extended to November 2018.
Debt Asset ratio																								90	90
Short Term Loan 1 [Member]
Short-term Debt																								¥ 821,006			119,410,000
Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 3,000
Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
Due In April 2017 [Member]
Debt Instrument, Periodic Payment, Principal							¥ 55,000
Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal									8,930
Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal	¥ 9,720
Due In October 2011 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 5,000
Due In Aril 2022 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member]
Long-term Debt, Current Maturities																								68,755			10,000,000
Long-term Debt, Excluding Current Maturities																								¥ 410,605			59,720,000
Repayments of Debt | $						$ 20,000
Minimum Percentage of Current Ratio																								60.00%	60.00%
Minimum Percentage of Quick Ratio																								50.00%	50.00%
Maixmum Percentage of Debt To Asset Ratio																								80.00%	80.00%
Minimum Percentage of Debt Coverage Ratio																								150.00%	150.00%
Minimum Percentage of Interest Coverage Ratio																								150.00%	150.00%
Minimum Percentage of Debt To Asset Ratio																								80.00%	80.00%
Debt Instrument, Interest Rate Terms																			No other key terms were changed in these amendments except that in the second amendment entered into in April 2016, the interest rate was modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum.
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member]
Line of Credit Facility, Fair Value of Amount Outstanding | $		$ 69,720,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2020 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2020 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2021 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2021 [Member]
Debt Instrument, Periodic Payment, Principal	10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 9,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal																			9,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal																			9,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal																			9,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal																			9,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal																			10,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal																			5,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal																			5,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2017 [Member]
Debt Instrument, Periodic Payment, Principal																			5,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2013 [Member]
Debt Instrument, Periodic Payment, Principal																			8,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2014 [Member]
Debt Instrument, Periodic Payment, Principal																			8,000
Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2015 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 9,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Long-term Debt, Current Maturities																								¥ 33,690			4,900,000
Long-term Debt, Excluding Current Maturities																								195,264			28,400,000
Long-term Line of Credit																								¥ 343,775			50,000,000
Maixmum Percentage of Debt To Asset Ratio																								130.00%	130.00%
Minimum Percentage of Debt Coverage Ratio																								75.00%	75.00%
Minimum Percentage of Debt To Asset Ratio																								75.00%	75.00%
Debt Instrument, Interest Rate Terms																			No other key terms were changed in these amendments except that in the second amendment entered into in March 2016, the interest rate was modified from 6-month LIBOR plus 5.8% per annum to 6-month LIBOR plus 4.5% per annum. The company repaid US$ 1,100 in 2018 according to the most updated repayment schedule.
Tianjing Yingli [Member]
Short-term Debt																								¥ 217,140			31,582,000
Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5 Bank of Communications Co., Ltd Yingli Hainan [Member]
Debt Instrument, Face Amount																					¥ 180,000
Debt Instrument, Basis Spread on Variable Rate																					10.00%
Debt Instrument, Periodic Payment, Principal																					¥ 20,000
Long-term Debt, Current Maturities																					¥ 14,000			14,000			2,036,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal								¥ 2,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal					¥ 2,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In March 2017 [Member]
Debt Instrument, Periodic Payment, Principal								2,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In September 2017 [Member]
Debt Instrument, Periodic Payment, Principal								¥ 10,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In March 2018 [Member]
Debt Instrument, Periodic Payment, Principal					2,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In September 2018 [Member]
Debt Instrument, Periodic Payment, Principal					10,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member] | Amendment Repayment Schedule [Member] | Due In September 2019 [Member]
Debt Instrument, Periodic Payment, Principal					¥ 14,000
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member]
Debt Instrument, Face Amount																				¥ 1,160,000
Debt Instrument Maturity Period																				42 months
Debt Instrument, Basis Spread on Variable Rate																				5.00%
Long-term Debt, Current Maturities																				¥ 164,300				164,300			23,896,000
Long-term Line of Credit																				481,000														$ 69,959,000
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal																				¥ 20,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli [Member]
Long-term Line of Credit																			¥ 350,000					350,000			50,905,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member]
Debt Instrument, Face Amount | $															$ 55,000,000
Debt Instrument, Basis Spread on Variable Rate															5.20%
Long-term Debt, Current Maturities | $																														$ 55,000,000
Long-term Line of Credit																								378,153			55,000,000
Bank borrowings at an interest rate of 6-month LIBOR plus 5.2% basis points China Development Bank Yingli China [Member] | Due In April 2018 [Member]
Debt Instrument, Periodic Payment, Principal				¥ 55,000
Loans 18 [Member]
Debt Instrument, Face Amount																								3,882,480			564,683,000
Other Loans 1 [Member]
Debt Instrument, Face Amount																								99,089			14,412,000
Other Loans 13 [Member]
Debt Instrument, Face Amount																								1,600,423			232,772,000
Other Loans 2 [Member]
Debt Instrument, Face Amount																								37,901			5,512,000
China Development Bank [Member]
Long-term Debt, Excluding Current Maturities																								122,384			17,800,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount																		¥ 900,000															$ 135,000,000
Debt Instrument Increase To Credit Limit										¥ 282,150
Debt Instrument Maturity Period														8 years			7 years
Repayments of Debt | $																									$ 60,000
Debt Instrument, Interest Rate Terms																	the interest rate was modified from the 3-month LIBOR plus an additional surcharge of 5% of the interest rate per annum to 3-month LIBOR plus an additional surcharge of 4% of the interest rate per annum
Line of Credit Facility, Fair Value of Amount Outstanding										727,150																		$ 34,400,000		$ 81,780,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Short Term Loan 1 [Member]
Short-term Debt																								¥ 403,729			58,720,000
Maixmum Percentage of Debt To Asset Ratio																								10.00%	10.00%
Minimum Percentage of Debt To Asset Ratio																								10.00%	10.00%
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member]
Repayments of Debt																								¥ 200
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal										100
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal										100
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2019 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2019 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2020 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2021 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In July 2020 [Member]
Debt Instrument, Periodic Payment, Principal										126,950
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2021 [Member]
Debt Instrument, Periodic Payment, Principal										100,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In July 2022 [Member]
Debt Instrument, Periodic Payment, Principal										¥ 15,720
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal																	¥ 10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal																	7,800	92,550
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In July 2013 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2013 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2014 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2015 [Member]
Debt Instrument, Periodic Payment, Principal																	10,600	90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2014 [Member]
Debt Instrument, Periodic Payment, Principal																	¥ 10,600	¥ 90,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Seven Year Loan Agreement [Member]
Long-term Line of Credit																								928,193			135,000,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Eight Year Loan Agreement [Member]
Long-term Line of Credit																								1,182,150			171,937,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Short-term Debt [Member]
Short-term Debt																								¥ 526,950			76,642,000
Maixmum Percentage of Debt To Asset Ratio																								30.00%	30.00%
Minimum Percentage of Debt To Asset Ratio																								30.00%	30.00%
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member]
Debt Instrument, Basis Spread on Variable Rate																			5.20%
Long-term Line of Credit																										¥ 687,550			$ 100,000,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2019 [Member]
Debt Instrument, Periodic Payment, Principal																								¥ 36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal																								36,140
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2022 [Member]
Debt Instrument, Periodic Payment, Principal																								36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2021 [Member]
Debt Instrument, Periodic Payment, Principal																								36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2021 [Member]
Debt Instrument, Periodic Payment, Principal																								36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In August 2020 [Member]
Debt Instrument, Periodic Payment, Principal																								36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In February 2020 [Member]
Debt Instrument, Periodic Payment, Principal																								36,200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal																								41,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal																								5,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal																								5,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal																								30,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal																								30,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal																								40,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal																								40,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal																								34,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal																								35,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In October 2013 [Member]
Debt Instrument, Periodic Payment, Principal																								25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2014 [Member]
Debt Instrument, Periodic Payment, Principal																								25,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2014 [Member]
Debt Instrument, Periodic Payment, Principal																								20,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2015 [Member]
Debt Instrument, Periodic Payment, Principal																								20,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Basis Spread on Variable Rate																			5.80%
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal			¥ 1,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal			100
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal			2,900
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal			2,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal			4,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal			5,200
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2020 [Member]
Debt Instrument, Periodic Payment, Principal			4,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2021 [Member]
Debt Instrument, Periodic Payment, Principal			5,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2021 [Member]
Debt Instrument, Periodic Payment, Principal			5,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2022 [Member]
Debt Instrument, Periodic Payment, Principal			5,200
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 4,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal																			4,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2012 [Member]
Debt Instrument, Periodic Payment, Principal																			3,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2013 [Member]
Debt Instrument, Periodic Payment, Principal																			1,500
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2013 [Member]
Debt Instrument, Periodic Payment, Principal																			1,500
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2014 [Member]
Debt Instrument, Periodic Payment, Principal																			3,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2014 [Member]
Debt Instrument, Periodic Payment, Principal																			3,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2015 [Member]
Debt Instrument, Periodic Payment, Principal																			¥ 3,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member]
Debt Instrument, Face Amount												¥ 20,000	¥ 100,000										$ 70,000,000									$ 18,000,000	$ 255,000,000
Debt Instrument, Basis Spread on Variable Rate												7.50%	7.80%			10.00%						6.00%	6.00%
Debt Instrument, Periodic Payment, Principal																						¥ 8,000
Debt Instrument Periodic Payment Principal in Years Three to Eight | $																							$ 9,000
Long-term Debt, Current Maturities																								34,500			5,018,000
Long-term Debt, Excluding Current Maturities																								180,000			26,180,000
Long-term Line of Credit																								¥ 255,000			$ 37,088,000
Line of Credit Facility, Fair Value of Amount Outstanding | $																												$ 216,000,000				$ 17,950,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member]
Repayments of Debt | $																									$ 50,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal									¥ 8,920
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal			1,500
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal			1,500
Repayments of Debt | $		50,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal			16,500
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal			16,500
Repayments of Debt | $		$ 17,800,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal			30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal			30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2020 [Member]
Debt Instrument, Periodic Payment, Principal			30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In June 2021 [Member]
Debt Instrument, Periodic Payment, Principal			30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In December 2021 [Member]
Debt Instrument, Periodic Payment, Principal			30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Amendment Repayment Schedule [Member] | Due In June 2022 [Member]
Debt Instrument, Periodic Payment, Principal			¥ 30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member]
Debt Instrument, Periodic Payment, Principal	1,500
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal																¥ 10,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal																15,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal																15,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal																20,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal																20,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal																25,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal	500															25,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal	17,000															30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal	17,000															30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal																29,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal	30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In October 2022 [Member]
Debt Instrument, Periodic Payment, Principal	30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2013 [Member]
Debt Instrument, Periodic Payment, Principal																5,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2013 [Member]
Debt Instrument, Periodic Payment, Principal																5,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2014 [Member]
Debt Instrument, Periodic Payment, Principal																8,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2014 [Member]
Debt Instrument, Periodic Payment, Principal																8,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2015 [Member]
Debt Instrument, Periodic Payment, Principal																¥ 10,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2020 [Member]
Debt Instrument, Periodic Payment, Principal	30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2021 [Member]
Debt Instrument, Periodic Payment, Principal	30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In December 2021 [Member]
Debt Instrument, Periodic Payment, Principal	30,000
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member] | Original Repayment Schedule [Member] | Due In June 2022 [Member]
Debt Instrument, Periodic Payment, Principal	¥ 30,000